DEPOSITS	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
DEPOSITS

7.     DEPOSITS

Deposits are summarized as follows:

	September 30,
	2011	2010

Non-interest bearing demand accounts	$80,491	$72,225
Interest bearing:
NOW accounts	110,331	100,981
Passbook and regular savings	190,727	166,734
Money funds accounts	54,970	60,246
Certificates of deposit	162,063	179,169

	$598,582	$579,355

Certificates of deposit of $100 or more amounted to $63,748 and $71,046 at September 30, 2011 and 2010, respectively.

Certificates of deposit at September 30, 2011 mature as follows:

Less than one year	$80,933
1-2 years	27,564
2-3 years	18,109
3-4 years	23,065
4-5 years	6,357
Over 5 years	6,035

TOTAL	$162,063